Consolidated Statements of Stockholders' Equity (USD $) In Millions	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock, at cost	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 5,073		$ 14	$ 2,298	$ 7,243	$ (4,291)	$ (191)
Beginning Balance (in shares) at Dec. 31, 2009			1,392
Net Income	454				454
Other comprehensive income, net of tax	207						207
Issuance of common stock (in shares)			30
Issuance of common stock	543			543
Issuance of common stock for business acquisition (in shares)			7
Issuance of common stock for business acquisition	106			106
Dividends declared on common stock	(288)				(288)
Stock option exercises and other	35			(4)		39
Stock-based compensation and related tax effects	87			87
Other	9			4		5
Ending Balance at Dec. 31, 2010	6,226		14	3,034	7,409	(4,247)	16
Ending Balance (in shares) at Dec. 31, 2010			1,429
Net Income	864				864
Other comprehensive income, net of tax	(8)						(8)
Issuance of common stock for business acquisition (in shares)			59
Issuance of common stock for business acquisition	714		1	713
Dividends declared on common stock	(295)				(295)
Stock option exercises and other	98			(24)		122
Stock-based compensation and related tax effects	99			99
Other	16			4		12
Ending Balance at Dec. 31, 2011	7,714		15	3,826	7,978	(4,113)	8
Ending Balance (in shares) at Dec. 31, 2011			1,488
Net Income	928				928
Other comprehensive income, net of tax	290						290
Issuance of preferred stock	863	863
Dividends declared on preferred stock	(43)				(43)
Dividends declared on common stock	(308)				(308)
Stock option exercises and other	36			(40)		76
Stock-based compensation and related tax effects	98			98
Other	11	2		(3)	(1)	13
Ending Balance at Dec. 31, 2012	$ 9,589	$ 865	$ 15	$ 3,881	$ 8,554	$ (4,024)	$ 298
Ending Balance (in shares) at Dec. 31, 2012			1,488